Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current expense (benefit)
Federal	$ 1,355	$ 734
State	172
Current expense Total	1,527	734
Deferred expense
Federal	(31)	1
State	63	136
Deferred expense Total	32	137
Change in valuation allowance related to realization of net state deferred tax asset	(63)	(135)
Total	$ 1,496	$ 736